Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Concentrations

11.  Concentrations

For the nine months ended September 30, 2017, four customers accounted for 63% of our revenue. For the nine months ended September 30, 2016, four customers accounted for 72% of our revenue. At September 30, 2017, two customers accounted for 46% of our accounts receivable.

For the nine months ended September 30, 2017 and 2016, six suppliers accounted for approximately 40% and 34% of our total purchases, respectively. As of September 30, 2017, two suppliers accounted for 24% of our accounts payable.

Solaris LLC
Concentrations

11.        Concentrations

For the year ended December 31, 2016, two customers accounted for 49% of the Company’s revenue. For the year ended December 31, 2015, four customers accounted for 65% of the Company’s revenue. As of December 31, 2016, one customer accounted for 23% of the Company’s accounts receivable. As of December 31, 2015, five customers accounted for 84% of the Company’s accounts receivable.

For the years ended December 31, 2016 and 2015, one supplier accounted for 15% and 13% of the Company’s total purchases, respectively. As of December 31, 2015, two suppliers accounted for 24% of the Company’s accounts payables. As of December 31, 2016, two suppliers accounted for 25% of the Company’s accounts payables.